Schedule of Other Income Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Interest expense, including warrant issuances and amortization of debt issuance costs	$ (1,543)	$ (266)
Loss on extinguishment of debt	(13,595)
Transaction costs	(7,429)
Other income/(loss)	(62,178)	(265)	$ (1,238)	$ 1
Ocean Biomedical Inc [Member]
Statement [Line Items]
Interest expense, including warrant issuances and amortization of debt issuance costs	(1,543)	(266)
Loss on stock issuance share consideration	(12,676)
Loss on extinguishment of debt	(13,595)
Transaction costs	(7,429)
Loss on Backstop Forward Purchase Agreement asset	(26,934)
Gain/(loss) on Foreign Currency	(1)	1
Other income/(loss)	$ (62,178)	$ (265)